Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination, Goodwill [Abstract]
Schedule of Goodwill

	December 31, 2020	December 31, 2021

	RMB in thousands

Beginning balance	1,012,026	1,295,786
Additions (Note 24)	283,760	1,042,517

Ending balance	1,295,786	2,338,303